SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	Feb. 20, 2026	Feb. 18, 2026	Nov. 15, 2023	Nov. 09, 2022
Subsequent Event [Line Items]
Stock repurchase program, authorized amount			$ 300,000	$ 250,000
Subsequent Event
Subsequent Event [Line Items]
Stock repurchase program, authorized amount		$ 600,000
Revolving Credit Facility | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 300,000